Earnings per share	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Disclosure of earnings per share [text block]	Earnings per share and shares in issue
Basic earnings per ordinary share (EpS) amounts are calculated by dividing the profit (loss) for the period attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.
The calculation of EpS is performed separately for each discrete quarterly period, and for the year-to-date period. As a result, the sum of the discrete quarterly EpS amounts in any particular year-to-date period may not be equal to the EpS amount for the year-to-date period.
For the diluted EpS calculation the weighted average number of shares outstanding during the period is adjusted for the number of shares that are potentially issuable in connection with employee share-based payment plans using the treasury stock method.

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2026	2025	2026	2025
Results for the period
Profit (loss) for the period attributable to bp shareholders	3,911	1,629	7,753	2,316
Less: preference dividend	1	1	1	1
Less: (gain) loss on redemption of perpetual hybrid bonds(a)	65	—	65	—
Profit (loss) attributable to bp ordinary shareholders	3,845	1,628	7,687	2,315

Number of shares (thousand)(b)
Basic weighted average number of shares outstanding	15,522,233	15,645,561	15,496,928	15,711,554
ADS equivalent(c)	2,587,038	2,607,593	2,582,821	2,618,592

Weighted average number of shares outstanding used to calculate diluted earnings per share	15,667,335	15,854,588	15,691,289	16,026,670
ADS equivalent(c)	2,611,222	2,642,431	2,615,214	2,671,111

Shares in issue at period-end	15,546,713	15,596,112	15,546,713	15,596,112
ADS equivalent(c)	2,591,118	2,599,352	2,591,118	2,599,352
(a)See Condensed group statement of changes in equity - footnote (a) for further information.
(b)Excludes treasury shares and includes certain shares that will be issued in the future under employee share-based payment plans.
(c)One ADS is equivalent to six ordinary shares.

Issued ordinary share capital as at 30 June 2026 comprised 15,702,899,365 ordinary shares (31 December 2025 15,628,880,285 ordinary shares). This includes shares held in trust to settle future employee share plan obligations and excludes 783,413,629 ordinary shares which have been bought back and are held in treasury by bp (31 December 2025 857,432,709 ordinary shares).